Subsequent Events (Details) - USD ($) $ in Millions	Jan. 31, 2026	Dec. 31, 2025	Oct. 31, 2025
Forecast [Member]
Subsequent Events [Line Items]
Total payment (in Dollars)	$ 3.1	$ 3.1
Subsequent Event [Member] | Shanghai Feiyou’s [Member]
Subsequent Events [Line Items]
Percentage of equity interest			51.74%
Minimum [Member] | Subsequent Event [Member] | Shanghai Feiyou’s [Member]
Subsequent Events [Line Items]
Percentage of equity interest			55.34%
Maximum [Member] | Subsequent Event [Member] | Shanghai Feiyou’s [Member]
Subsequent Events [Line Items]
Percentage of equity interest			48.69%